Segment Reporting - Segment Results as Presented in Consolidated Financial Statements (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Segment Reporting Information [Line Items]
Revenues	$ 255,758	$ 241,402	$ 506,669	$ 500,636
Voyage expenses	(20,716)	(26,256)	(43,233)	(59,710)
Vessel operating expenses	(77,935)	(88,184)	(151,969)	(176,314)
Time-charter hire expense	(10,762)	(4,975)	(17,745)	(16,387)
Depreciation and amortization	(53,864)	(48,474)	(107,468)	(96,962)
General and administrative	(14,202)	(18,054)	(29,082)	(32,903)
(Write down) and gain on sale of vessel	(500)		(14,353)
Restructuring recovery (charge)	(135)	821	(135)	262
Income (loss) from vessel operations	77,644	56,280	142,684	118,622
Shuttle Tanker [Member]
Segment Reporting Information [Line Items]
Revenues	132,899	137,042	270,989	290,222
Voyage expenses	(18,976)	(24,913)	(38,505)	(56,619)
Vessel operating expenses	(31,120)	(39,715)	(65,437)	(80,121)
Time-charter hire expense	(10,762)	(4,975)	(17,083)	(16,387)
Depreciation and amortization	(26,795)	(27,378)	(55,162)	(54,659)
General and administrative	(6,788)	(6,532)	(15,187)	(13,142)
(Write down) and gain on sale of vessel			(13,853)
Restructuring recovery (charge)	(135)	821	(135)	262
Income (loss) from vessel operations	38,323	34,350	65,627	69,556
FPSO Segment [Member]
Segment Reporting Information [Line Items]
Revenues	86,246	83,984	170,449	167,121
Vessel operating expenses	(33,557)	(39,472)	(64,790)	(79,863)
Depreciation and amortization	(19,844)	(18,186)	(39,939)	(36,089)
General and administrative	(5,011)	(7,989)	(9,813)	(13,747)
Income (loss) from vessel operations	27,834	18,337	55,907	37,422
FSO Segment [Member]
Segment Reporting Information [Line Items]
Revenues	14,165	11,673	28,651	25,962
Voyage expenses	(89)	(149)	(221)	(172)
Vessel operating expenses	(6,921)	(7,532)	(13,280)	(13,405)
Depreciation and amortization	(2,975)	(1,298)	(5,895)	(2,991)
General and administrative	(420)	(1,027)	(1,030)	(1,886)
Income (loss) from vessel operations	3,760	1,667	8,225	7,508
Conventional Tanker [Member]
Segment Reporting Information [Line Items]
Revenues	8,245	8,600	16,307	17,228
Voyage expenses	(647)	(1,188)	(1,215)	(2,913)
Vessel operating expenses	(1,514)	(1,465)	(2,888)	(2,925)
Depreciation and amortization	(1,675)	(1,612)	(3,349)	(3,223)
General and administrative	(507)	(312)	(759)	(845)
Income (loss) from vessel operations	3,902	4,023	8,096	7,322
Towage segment [Member]
Segment Reporting Information [Line Items]
Revenues	10,517	103	16,587	103
Voyage expenses	(1,004)	(6)	(3,292)	(6)
Vessel operating expenses	(3,697)		(4,448)
Time-charter hire expense			(662)
Depreciation and amortization	(2,174)		(2,722)
General and administrative	(837)	(2,194)	(1,147)	(3,283)
Income (loss) from vessel operations	2,805	$ (2,097)	4,316	$ (3,186)
UMS Segment [Member]
Segment Reporting Information [Line Items]
Revenues	3,686		3,686
Vessel operating expenses	(1,126)		(1,126)
Depreciation and amortization	(401)		(401)
General and administrative	(639)		(1,146)
(Write down) and gain on sale of vessel	(500)		(500)
Income (loss) from vessel operations	$ 1,020		$ 513